EMPLOYEE BENEFIT PLANS - Defined benefit pension plan (Details)	12 Months Ended
	Dec. 31, 2024 item participant	Dec. 31, 2023 item participant
EMPLOYEE BENEFIT PLANS
Number of months prior to retirement used to determine benefit payments	120
Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | participant	479	498
Defined benefit pension plan - Panama
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan	34	37
Required service period	10 years
Number of participants with deferred benefits	7	10
Number of participants receiving benefits	27	27
Defined benefit pension plan - Guatemala | Benefits Scenario 1
EMPLOYEE BENEFIT PLANS
Required service period	30 years
Percentage of monthly nominal wage in retirement pension plan	50.00%
Retirement Age	70 years
Defined benefit pension plan - Guatemala | Benefits Scenario 2
EMPLOYEE BENEFIT PLANS
Required service period	40 years
Percentage of monthly nominal wage in retirement pension plan	50.00%
Retirement Age	65 years
Defined benefit pension plan - Guatemala | Benefits Scenario 3
EMPLOYEE BENEFIT PLANS
Required service period	40 years
Percentage of monthly nominal wage in retirement pension plan	70.00%
Retirement Age	70 years
Defined benefit pension plan - Guatemala | Benefits Scenario 4
EMPLOYEE BENEFIT PLANS
Required service period	45 years
Percentage of monthly nominal wage in retirement pension plan	70.00%
Retirement Age	65 years